Offerings - Offering: 1	Aug. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0000001 per share
Amount Registered | shares	186,627
Proposed Maximum Offering Price per Unit	13.00
Maximum Aggregate Offering Price	$ 2,426,151.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 371.44
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), includes an indeterminable number of additional Class A ordinary shares of Bitdeer Technologies Group (the “Registrant”), par value $0.0000001 per share (“Class A Ordinary Shares”), that may be issued to prevent dilution from share splits, share dividends or similar transactions that could affect the Class A Ordinary Shares to be offered by the selling securityholders.

The amount registered represents Class A Ordinary Shares being registered for resale by the selling securityholder named in the registration statement.

The proposed maximum offering price per unit is calculated in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Class A Ordinary Shares on the Nasdaq Stock Market LLC on August 22, 2025.

The amount of registration fee is calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the fee rate.